Note 4 - Loans Payable - Related Parties	3 Months Ended
Oct. 31, 2016
Notes
Note 4 - Loans Payable - Related Parties

NOTE 4 – LOANS PAYABLE – RELATED PARTIES

As of October 31, 2016, $970,243 (July 31, 2016 - $960,967) is due to the majority shareholder, of which $508,531 is unsecured, non-interest bearing and due on demand, $11,829 is past due with an interest rate of 3%, $57,767 is due December 31, 2016, with an interest at 3%, $95,600 is past due with an interest rate of 2%, $107,240 is due on March 1, 2017, with an interest rate of 7%, $180,000 is due on demand, with an interest rate of 4% and $9,276 is due on October 1, 2017, with an interest rate of 3%.  At October 31, 2016, accrued interest on these loans is $18,810 (July 31, 2016 - $14,068).